W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

November 1, 2024

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: File Room

Re:	The 2023 ETF Series Trust II (File No. 333-274096)

Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, The 2023 ETF Series Trust II (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the form of Prospectus and Statement of Additional Information, each dated November 1, 2024, for the Trust’s GMO U.S. Quality ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 2, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-24-019451 on October 25, 2024.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001